NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Effects of changes in noncontrolling interests on equity
Net loss attributable to Select Energy Services, Inc. and its Predecessor	$ (4,172)	$ (25,337)	$ (1,043)
Transfers from noncontrolling interests:
Increase in equity due to transactions with holder of noncontrolling interests	2,495
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests	$ (1,677)	$ (25,337)